Inventories:	12 Months Ended
Dec. 31, 2012
Inventories:
Inventories:

6.              Inventories:

	December 31, 2012	December 31, 2011

Purchased parts	$25,454	$19,989
Assembled parts	4,870	4,198
Work-in-process	7,516	6,994
Finished goods	7,385	6,360
Obsolescence provision	(279)	(515)

	$44,946	$37,026

During the year ended December 31, 2012, the Company recorded a write-down to net realizable value of approximately $233 (nine months ended December 31, 2011 - $430; year ended March 31, 2011 - nil) for obsolescence and scrap. Cost of revenue related to product and parts revenue for the year ended December 31, 2012 was $102,486 (nine months ended December 31, 2011 - $67,093; year ended March 31, 2011 - $23,993).